Related Parties - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023	Jun. 30, 2022	Dec. 31, 2019
Related Party Transaction [Line Items]
Loans from a related party	¥ 0	¥ 0	¥ 1,063,434
Interest expense on the loans from a shareholder	0	0	5,922
Amounts due to a related party	91,111	24,919
Purchases from related party	3,752	2,793
Rental income from a related party	534	40
Purchase of service from related parties	663	54
Disposal of long-term investments	165,000	0	16,000
Interest expenses	132,192	55,336	22,451
Revenue from related parties	2,167
Investment commitment	658,160
Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts due to a related party				¥ 61,663
Cost of Sales [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2,369
Vice President [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	28,470
Interest expenses	1,021
Debt Securities [Member]
Related Party Transaction [Line Items]
Disposal of long-term investments	165,000
Purchase Of Assets [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	978
Operation Support Service [Member]
Related Party Transaction [Line Items]
Amount due from related parties	44,755
Related Party Transaction, Amounts of Transaction	31,293	36,857	0
XiaopengHe [Member]
Related Party Transaction [Line Items]
Rental expenses to a shareholder	0	10,150	10,150
Purchases from related party	0	698	999
Rental income from a related party	55	862	166
Purchase of service from related parties	0	101
Revenue from related parties		140
XiaopengHe [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Amount due from related parties		15,804	15,403			¥ 1,578
Purchases from related party	¥ 20,210	2,300	0
Guangzhou Huitian [Member] | Rental Expense [Member]
Related Party Transaction [Line Items]
Amounts due to a related party		¥ 22,126	¥ 2,793
Tao He [Member] | Variable Interest Entity VIE Activities [Member]
Related Party Transaction [Line Items]
Equity interest held					50.00%